UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/30/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 30, 2016 Unaudited

	Principal Amount	Value

Asset-Backed Securities—13.3%

Auto Loan—12.2%

American Credit Acceptance Receivables Trust:
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	$23,458	$23,464
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	830,853	831,944
Series 2014-4, Cl. B, 2.60%, 10/10/17[1]	580,048	582,156
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	2,690,000	2,705,507
Series 2015-2, Cl. B, 2.97%, 5/12/21[1]	2,825,000	2,848,059
Series 2015-3, Cl. B, 3.56%, 10/12/21[1]	2,950,000	2,997,218

AmeriCredit Automobile Receivables Trust:
Series 2012-3, Cl. E, 4.46%, 11/8/19[1]	1,305,000	1,305,736
Series 2012-5, Cl. D, 2.35%, 12/10/18	795,000	797,483
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	4,770,000	4,815,495
Series 2013-3, Cl. E, 3.74%, 12/8/20[1]	1,065,000	1,081,933
Series 2013-4, Cl. D, 3.31%, 10/8/19	1,218,000	1,239,574
Series 2014-1, Cl. E, 3.58%, 8/9/21	675,000	687,615
Series 2014-2, Cl. E, 3.37%, 11/8/21	2,980,000	3,020,428
Series 2014-3, Cl. D, 3.13%, 10/8/20	5,345,000	5,462,203
Series 2014-4, Cl. C, 2.47%, 11/9/20	2,000,000	2,022,232
Series 2014-4, Cl. D, 3.07%, 11/9/20	4,645,000	4,726,199
Series 2015-2, Cl. D, 3.00%, 6/8/21	480,000	486,557
Series 2015-3, Cl. D, 3.34%, 8/8/21	1,440,000	1,465,261

California Republic Auto Receivables Trust:
Series 2013-2, Cl. C, 3.32%, 8/17/20	1,230,000	1,253,228
Series 2014-2, Cl. C, 3.29%, 3/15/21	450,000	455,156
Series 2014-4, Cl. C, 3.56%, 9/15/21	700,000	712,039

Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,085,000	1,087,538
Series 2013-4, Cl. D, 3.22%, 5/20/19	560,000	567,965
Series 2014-1, Cl. D, 3.39%, 7/22/19	615,000	626,736
Series 2014-3, Cl. D, 3.14%, 2/20/20	3,750,000	3,814,470
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,160,000	1,173,543
Series 2015-4, Cl. D, 3.62%, 5/20/21	2,380,000	2,438,281
Series 2016-2, Cl. D, 3.16%, 11/20/23	610,000	612,128
Series 2016-3, Cl. D, 2.65%, 1/20/24	1,030,000	1,018,704

CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	877,837	881,923
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	613,085	613,744

CarMax Auto Owner Trust:
Series 2013-2, Cl. D, 2.06%, 11/15/19	1,110,000	1,109,657
Series 2014-2, Cl. D, 2.58%, 11/16/20	1,570,000	1,573,785
Series 2015-2, Cl. D, 3.04%, 11/15/21	750,000	753,146
Series 2015-3, Cl. D, 3.27%, 3/15/22	1,440,000	1,457,518
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,915,000	1,909,242
Series 2016-3, Cl. D, 2.94%, 1/17/23	1,155,000	1,138,852
Series 2016-4, Cl. D, 2.91%, 4/17/23	2,700,000	2,655,147

CPS Auto Receivables Trust:
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	127,641	127,628
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	359,439	359,403

CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	110,971	111,011

1        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Loan (Continued)

Credit Acceptance Auto Loan Trust:
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	$1,085,000	$1,088,778
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,015,000	1,019,752

Drive Auto Receivables Trust:
Series 2015-BA, Cl. C, 2.76%, 7/15/21[1]	2,210,000	2,225,590
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	2,260,000	2,298,637
Series 2016-BA, Cl. C, 3.19%, 7/15/22[1]	1,550,000	1,565,142
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,685,000	1,687,256

DT Auto Owner Trust:
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	1,535,636	1,551,077
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	4,190,000	4,237,182
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	2,810,000	2,840,791
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	1,405,000	1,436,031
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,230,000	1,238,206
Series 2016-1A, Cl. B, 2.79%, 5/15/20[1]	2,540,000	2,557,813
Series 2016-1A, Cl. C, 3.54%, 10/15/21[1]	1,695,000	1,710,594
Series 2016-4A, Cl. B, 2.02%, 8/17/20[1]	2,480,000	2,474,568

Exeter Automobile Receivables Trust:
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	436,604	437,099
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,225,000	1,233,947
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	4,200,000	4,227,901
Series 2014-3A, Cl. C, 4.17%, 6/15/20[1]	3,900,000	3,970,290

First Investors Auto Owner Trust:
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	2,885,000	2,911,049
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	900,000	907,425
Series 2014-1A, Cl. C, 2.74%, 4/15/20[1]	4,250,000	4,270,832
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	2,555,000	2,565,460

Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	87,927	87,905
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	453,396	453,402
Series 2016-3, Cl. A1, 1.61%, 12/15/19[1]	3,401,453	3,403,565
Series 2016-4, Cl. A1, 1.47%, 3/16/20[1]	3,125,000	3,123,347

Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Cl. A1, 1.55%, 7/15/21	3,685,000	3,663,949

GM Financial Automobile Leasing Trust, Series 2015-1, Cl. D, 3.01%, 3/20/20	1,680,000	1,702,564

GO Financial Auto Securitization Trust, Series 2015-1, Cl. A, 1.81%, 3/15/18[1]	33,015	33,004

Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Cl. D, 3.892%, 9/27/21[1,2]	775,000	780,169

Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,370,000	2,418,711
Series 2013-5, Cl. D, 2.73%, 10/15/19	2,223,000	2,250,821
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,145,000	2,205,473
Series 2014-1, Cl. D, 2.91%, 4/15/20	985,000	998,840
Series 2014-2, Cl. D, 2.76%, 2/18/20	2,680,000	2,721,963
Series 2014-4, Cl. C, 2.60%, 11/16/20	4,000,000	4,038,468
Series 2014-4, Cl. D, 3.10%, 11/16/20	4,240,000	4,299,056
Series 2015-1, Cl. C, 2.57%, 4/15/21	3,000,000	3,027,297

2        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Auto Loan (Continued)

Santander Drive Auto Receivables Trust: (Continued)
Series 2015-1, Cl. D, 3.24%, 4/15/21	$710,000	$720,786
Series 2015-2, Cl. C, 2.44%, 4/15/21	2,720,000	2,743,508
Series 2015-2, Cl. D, 3.02%, 4/15/21	2,035,000	2,064,391
Series 2015-3, Cl. B, 2.07%, 4/15/20	3,859,000	3,877,591
Series 2015-3, Cl. D, 3.49%, 5/17/21	2,615,000	2,664,926
Series 2015-4, Cl. C, 2.97%, 3/15/21	2,000,000	2,024,593
Series 2015-5, Cl. C, 2.74%, 12/15/21	1,840,000	1,859,100
Series 2016-2, Cl. D, 3.39%, 4/15/22	1,055,000	1,068,610

SNAAC Auto Receivables Trust:
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	1,968	1,969
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	750,000	745,982

TCF Auto Receivables Owner Trust:
Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	595,000	595,710
Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,230,000	1,235,482

United Auto Credit Securitization Trust, Series 2015-1, Cl. D, 2.92%, 6/17/19[1]	1,565,000	1,570,504

Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	2,660,000	2,660,750
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,070,000	1,075,333
Series 2015-1A, Cl. C, 2.29%, 11/16/20[1]	185,000	185,941
Series 2015-2A, Cl. C, 2.45%, 1/15/21[1]	1,650,000	1,662,816

		173,971,854

Credit Card—0.9%

American Express Credit Account Master Trust, Series 2014-2, Cl. A, 1.26%, 1/15/20	709,000	709,748

Cabela’s Credit Card Master Note Trust:
Series 2013-2A, Cl. A2, 1.188%, 8/16/21[1,2]	5,235,000	5,259,526
Series 2016-1, Cl. A1, 1.78%, 6/15/22	3,200,000	3,196,358

Chase Issuance Trust, Series 2007-A3, Cl. A3, 5.23%, 4/15/19	895,000	902,321

World Financial Network Credit Card Master Trust, Series 2016-B, Cl. A, 1.44%, 6/15/22	2,100,000	2,095,014

		12,162,967

Equipment—0.1%

Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 0.00%, 2/25/32[3,4]	3,504,374	321,339

Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	565,777	555,023

		876,362

Loans: Other—0.1%

Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	2,163,440	2,111,152

Total Asset-Backed Securities (Cost $187,888,126)		189,122,335

3        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Mortgage-Backed Obligations—18.5%

Government Agency—9.1%

FHLMC/FNMA/FHLB/Sponsored—9.0%

Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	$12,978	$13,349
5.00%, 7/1/33-6/1/34	673,131	744,817
5.50%, 9/1/39	2,042,793	2,277,758
6.00%, 1/1/22-7/1/24	675,126	767,110
6.50%, 4/1/18-4/1/34	295,182	328,531
7.00%, 10/1/31-3/1/35	1,501,397	1,717,558
7.50%, 1/1/32-2/1/32	1,058,441	1,283,364
9.00%, 8/1/22-5/1/25	17,190	18,705

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 96.158%, 2/1/28[4]	59,674	14,396
Series 205, Cl. IO, 34.31%, 9/1/29[4]	422,180	96,881
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	150,313	43,778
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	152,708	28,252

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	6,486	7,013
Series 1644, Cl. S, 2.051%, 12/15/23[2]	1,842,887	1,900,703
Series 2043, Cl. ZP, 6.50%, 4/15/28	979,667	1,091,126
Series 2116, Cl. ZA, 6.00%, 1/15/29	502,386	560,826
Series 2148, Cl. ZA, 6.00%, 4/15/29	747,421	836,676
Series 2220, Cl. PD, 8.00%, 3/15/30	69,874	82,826
Series 2326, Cl. ZP, 6.50%, 6/15/31	112,035	124,783
Series 2344, Cl. FP, 1.488%, 8/15/31[2]	141,082	145,094
Series 2368, Cl. PR, 6.50%, 10/15/31	380,437	418,712
Series 2427, Cl. ZM, 6.50%, 3/15/32	385,944	437,611
Series 2451, Cl. FD, 1.538%, 3/15/32[2]	86,399	89,022
Series 2461, Cl. PZ, 6.50%, 6/15/32	204,329	240,374
Series 2464, Cl. FI, 1.538%, 2/15/32[2]	86,054	88,170
Series 2465, Cl. PG, 6.50%, 6/15/32	301,189	347,597
Series 2470, Cl. LF, 1.538%, 2/15/32[2]	86,307	88,430
Series 2517, Cl. GF, 1.538%, 2/15/32[2]	68,399	70,081
Series 2551, Cl. LF, 1.038%, 1/15/33[2]	9,088	9,130
Series 2668, Cl. AZ, 4.00%, 9/15/18	60,010	60,964
Series 3015, Cl. GM, 5.00%, 8/15/35	4,134,085	4,525,679
Series 3848, Cl. WL, 4.00%, 4/15/40	603,859	625,603
Series 3917, Cl. BA, 4.00%, 6/15/38	430,989	444,984

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[4]	93,064	14,508
Series 2079, Cl. S, 99.999%, 7/17/28[4]	160,748	27,931
Series 2122, Cl. S, 68.613%, 2/15/29[4]	501,805	97,442
Series 2304, Cl. SK, 43.576%, 6/15/29[4]	480,626	99,006
Series 2493, Cl. S, 18.672%, 9/15/29[4]	124,914	29,423
Series 2526, Cl. SE, 47.123%, 6/15/29[4]	186,937	38,509
Series 2795, Cl. SH, 99.999%, 3/15/24[4]	1,334,557	141,119
Series 2920, Cl. S, 25.179%, 1/15/35[4]	1,214,729	204,527
Series 2922, Cl. SE, 25.879%, 2/15/35[4]	283,106	45,498

4        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2981, Cl. AS, 12.491%, 5/15/35[4]	$1,141,376	$198,604
Series 3004, Cl. SB, 99.999%, 7/15/35[4]	1,534,185	204,176
Series 3397, Cl. GS, 0.00%, 12/15/373,[4]	167,579	31,161
Series 3424, Cl. EI, 0.00%, 4/15/383,[4]	115,902	13,520
Series 3450, Cl. BI, 23.518%, 5/15/38[4]	2,037,673	302,763
Series 3606, Cl. SN, 28.198%, 12/15/39[4]	440,930	70,863
Series 3659, Cl. IE, 99.999%, 3/15/19[4]	736,035	26,543
Series 3685, Cl. EI, 99.999%, 3/15/19[4]	364,128	9,215

Federal National Mortgage Assn.:
2.50%, 12/1/31[5]	28,390,000	28,490,919
3.50%, 12/1/46[5]	27,790,000	28,512,974
4.50%, 12/1/46[5]	13,390,000	14,442,370

Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	1,316,731	1,360,863
5.00%, 12/1/17-6/1/22	1,611,874	1,652,814
5.50%, 2/1/35-5/1/36	616,805	694,108
6.00%, 6/1/30-3/1/37	4,769,706	5,461,692
6.50%, 6/1/17-1/1/34	3,703,227	4,238,520
7.00%, 11/1/17-11/1/35	3,085,990	3,606,517
7.50%, 2/1/27-8/1/33	2,602,773	3,087,234
8.00%, 12/1/22	9,248	10,465
8.50%, 7/1/32	21,616	23,493

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[4]	319,325	55,313
Series 252, Cl. 2, 99.999%, 11/25/23[4]	163,840	28,544
Series 303, Cl. IO, 99.999%, 11/25/29[4]	1,605,387	417,794
Series 319, Cl. 2, 18.394%, 2/25/32[4]	293,096	74,169
Series 321, Cl. 2, 4.066%, 4/25/32[4]	417,780	100,586
Series 324, Cl. 2, 0.00%, 7/25/32[3,4]	183,391	45,185
Series 328, Cl. 2, 0.00%, 12/25/32[3,4]	1,044,822	240,463
Series 334, Cl. 12, 0.00%, 3/25/33[3,4]	611,397	139,132
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	484,389	98,105
Series 351, Cl. 10, 99.999%, 4/25/34[4]	415,269	85,263
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	397,171	81,567
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	283,555	57,162
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	138,438	31,201
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	257,147	53,370
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	356,085	66,452

Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 11.783%, 9/25/32[6]	76,041	65,136

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	996,990	1,108,565
Series 1993-87, Cl. Z, 6.50%, 6/25/23	279,683	305,099
Series 1999-54, Cl. LH, 6.50%, 11/25/29	207,567	239,342
Series 2002-29, Cl. F, 1.584%, 4/25/32[2]	97,673	100,149
Series 2002-64, Cl. FJ, 1.584%, 4/25/32[2]	30,066	30,828
Series 2002-68, Cl. FH, 1.055%, 10/18/32[2]	59,113	59,400

5        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2003-112, Cl. AN, 4.00%, 11/25/18	$145,838	$148,278
Series 2003-116, Cl. FA, 0.984%, 11/25/33[2]	107,143	107,272
Series 2003-130, Cl. CS, 12.932%, 12/25/33[2]	103,324	111,498
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,589,137
Series 2006-11, Cl. PS, 22.425%, 3/25/36[2]	184,269	277,047
Series 2006-46, Cl. SW, 22.057%, 6/25/36[2]	114,533	165,152
Series 2006-50, Cl. KS, 22.058%, 6/25/36[2]	229,153	339,987
Series 2006-50, Cl. SK, 22.058%, 6/25/36[2]	580,999	837,380
Series 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,269,007
Series 2010-43, Cl. KG, 3.00%, 1/25/21	204,896	208,243
Series 2011-15, Cl. DA, 4.00%, 3/25/41	358,937	371,303
Series 2011-3, Cl. KA, 5.00%, 4/25/40	971,392	1,046,402
Series 2011-88, Cl. AB, 2.50%, 9/25/26	271,369	273,686
Series 2012-20, Cl. FD, 0.984%, 3/25/42[2]	269,739	268,869

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 2.932%, 11/18/31[4]	362,605	87,832
Series 2001-63, Cl. SD, 31.023%, 12/18/31[4]	140,291	29,171
Series 2001-68, Cl. SC, 35.29%, 11/25/31[4]	94,621	20,314
Series 2001-81, Cl. S, 36.706%, 1/25/32[4]	95,369	27,833
Series 2002-28, Cl. SA, 45.413%, 4/25/32[4]	90,773	18,927
Series 2002-38, Cl. SO, 57.922%, 4/25/32[4]	166,692	30,817
Series 2002-39, Cl. SD, 24.48%, 3/18/32[4]	176,177	35,763
Series 2002-41, Cl. S, 67.081%, 7/25/32[4]	606,973	126,465
Series 2002-48, Cl. S, 42.789%, 7/25/32[4]	145,918	31,653
Series 2002-52, Cl. SD, 49.442%, 9/25/32[4]	157,797	32,924
Series 2002-52, Cl. SL, 44.136%, 9/25/32[4]	92,908	19,638
Series 2002-53, Cl. SK, 50.363%, 4/25/32[4]	109,894	23,325
Series 2002-56, Cl. SN, 44.794%, 7/25/32[4]	199,386	42,540
Series 2002-77, Cl. IS, 22.766%, 12/18/32[4]	283,994	56,939
Series 2002-77, Cl. SH, 12.348%, 12/18/32[4]	128,602	27,291
Series 2002-9, Cl. MS, 38.076%, 3/25/32[4]	151,631	31,590
Series 2003-25, Cl. IK, 52.373%, 4/25/33[4]	2,454,673	476,961
Series 2003-33, Cl. SP, 39.597%, 5/25/33[4]	335,680	69,797
Series 2003-4, Cl. S, 38.922%, 2/25/33[4]	199,733	46,054
Series 2005-12, Cl. SC, 26.14%, 3/25/35[4]	132,970	21,570
Series 2005-14, Cl. SE, 46.314%, 3/25/35[4]	1,031,731	163,324
Series 2005-40, Cl. SB, 62.79%, 5/25/35[4]	741,543	115,989
Series 2005-52, Cl. JH, 20.629%, 5/25/35[4]	475,811	77,804
Series 2005-6, Cl. SE, 32.378%, 2/25/35[4]	1,802,432	296,038
Series 2007-88, Cl. XI, 0.00%, 6/25/37[3,4]	469,998	87,502
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,4]	225,405	25,825
Series 2009-8, Cl. BS, 99.999%, 2/25/24[4]	105,651	3,142
Series 2010-95, Cl. DI, 99.999%, 11/25/20[4]	1,080,731	44,745
Series 2011-96, Cl. SA, 12.928%, 10/25/41[4]	1,005,132	187,695
Series 2012-134, Cl. SA, 10.594%, 12/25/42[4]	2,190,241	454,045
Series 2012-40, Cl. PI, 3.464%, 4/25/41[4]	1,357,833	181,172

6        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security: (Continued)
Series 2013-2, Cl. IA, 8.559%, 2/25/43[4]	$687,494	$135,944

Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series
1995-2B, Cl. 2IO, 0.00%, 6/15/253,[4]	2,604,672	56,148

		128,249,543

GNMA/Guaranteed—0.1%

Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	10,897	12,448
7.00%, 1/15/28-8/15/28	127,817	137,845
7.50%, 2/15/22-11/15/26	83,423	87,404
8.00%, 3/15/17-8/15/28	22,665	23,093
8.50%, 8/15/17-12/15/17	3,737	3,748
9.50%, 7/15/18-12/15/19	1,447	1,453
10.00%, 8/15/17-8/15/19	12,018	12,079
10.50%, 9/15/17-12/15/20	14,532	14,610

Government National Mortgage Assn. II Pool:
2.125%, 4/20/17[2]	261	261
7.00%, 1/20/30	32,433	37,423
11.00%, 10/20/19-7/20/20	9,774	9,818

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 62.777%, 4/16/37[4]	1,965,960	380,715
Series 2011-52, Cl. HS, 35.13%, 4/16/41[4]	3,171,541	539,387

		1,260,284

Non-Agency—9.4%

Commercial—5.6%

Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 2.942%, 3/26/36[2]	1,633,914	1,637,930

BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.69%, 9/26/35[1,2]	367,941	367,945
Series 2012-RR2, Cl. 6A3, 3.241%, 9/26/35[1,2]	553,632	552,958
Series 2012-RR6, Cl. RR6, 2.054%, 11/26/36[1]	1,508,293	1,497,297

Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[1,3,4]	632,157	18,705

Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.775%, 1/25/36[2]	968,100	914,647

COMM Mortgage Trust:
Series 2013-CR7, Cl. D, 4.495%, 3/10/46[1,2]	1,630,000	1,479,663
Series 2014-UBS3, Cl. D, 4.974%, 6/10/47[1,2]	650,000	522,922

COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 26.953%, 12/10/45[4]	15,528,333	1,058,261

Federal National Mortgage Assn., Alternative Credit Enhancement Securities, Series 2016-M5, Cl. A1, 2.073%, 4/25/26	809,644	795,785

FREMF Mortgage Trust:
Series 2010-K7, Cl. B, 5.628%, 4/25/20[1,2]	4,000,000	4,365,738
Series 2011-K701, Cl. C, 4.435%, 7/25/48[1,2]	3,606,000	3,624,609
Series 2012-K706, Cl. C, 4.169%, 11/25/44[1,2]	3,762,000	3,833,600
Series 2012-K707, Cl. C, 4.019%, 1/25/47[1,2]	4,000,000	4,057,874
Series 2012-K708, Cl. C, 3.883%, 2/25/45[1,2]	600,000	597,170
Series 2012-K710, Cl. C, 3.952%, 6/25/47[1,2]	4,250,000	4,262,756

7        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial (Continued)

FREMF Mortgage Trust: (Continued)
Series 2013-K26, Cl. C, 3.722%, 12/25/45[1,2]	$1,642,030	$1,564,218
Series 2013-K27, Cl. C, 3.616%, 1/25/46[1,2]	530,000	500,235
Series 2013-K28, Cl. C, 3.614%, 6/25/46[1,2]	530,000	504,589
Series 2013-K30, Cl. C, 3.668%, 6/25/45[1,2]	855,000	818,642
Series 2013-K502, Cl. C, 3.077%, 3/25/45[1,2]	955,000	956,774
Series 2013-K712, Cl. C, 3.48%, 5/25/45[1,2]	4,200,000	4,216,564
Series 2013-K713, Cl. B, 3.274%, 4/25/46[1,2]	5,000,000	5,057,550
Series 2014-K714, Cl. C, 3.981%, 1/25/47[1,2]	4,000,000	3,886,800
Series 2014-K715, Cl. C, 4.267%, 2/25/46[1,2]	1,435,000	1,421,599
Series 2015-K721, Cl. B, 3.565%, 11/25/47[1,2]	1,150,000	1,120,524

GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,2]	1,154,461	1,091,914

GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.209%, 7/25/35[2]	395,148	389,786

Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34[1,3,4]	239,123	6

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Cl. AS, 4.517%, 12/15/46	2,335,000	2,530,632

JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 3.09%, 7/25/35[2]	987,118	989,143

Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,2]	74,883	60,986

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Cl. A1, 1.597%, 5/15/49	1,022,741	1,019,997

Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.615%, 11/26/36[1,2]	2,112,440	2,076,388

Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.747%, 6/26/46[1,2]	706,457	705,851

RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 2.693%, 7/26/45[1,2]	235,859	235,782

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 2.973%, 8/25/34[2]	117,005	117,161

Structured Agency Credit Risk Debt Nts.:
Series 2013-DN1, Cl. M1, 3.984%, 7/25/23[2]	2,225,982	2,261,483
Series 2014-HQ2, Cl. M1, 2.034%, 9/25/24[2]	508,034	510,362
Series 2015-DNA3, Cl. M1, 1.942%, 4/25/28[2]	262,865	263,075
Series 2015-HQA2, Cl. M2, 3.392%, 5/25/28[2]	300,000	306,525
Series 2016-DNA2, Cl. M1, 1.834%, 10/25/28[2]	2,947,769	2,952,774
Series 2016-DNA3, Cl. M1, 1.692%, 12/25/28[2]	2,985,426	2,990,131
Series 2016-DNA4, Cl. M1, 1.392%, 3/25/29[2]	1,917,830	1,917,423
Series 2016-HQA2, Cl. M1, 1.792%, 11/25/28[2]	1,958,571	1,961,140
Series 2016-HQA3, Cl. M1, 1.392%, 3/25/29[2]	2,380,693	2,383,284
Series 2016-HQA4, Cl. M1, 1.392%, 4/25/29[2]	4,013,684	4,008,376

WF-RBS Commercial Mortgage Trust, Series 2012-C7, Cl. E, 4.99%, 6/15/45[1,2]	710,000	683,677

WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 2011-C3, Cl. XA, 35.81%, 3/15/44[1,4]	9,507,891	417,468

		79,508,719

Multi-Family—1.0%

Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates:
Series K042, Cl. A2, 2.67%, 12/25/24	1,190,000	1,192,980

8        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Multi-Family (Continued)

Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates: (Continued)
Series K052, Cl. A1, 2.598%, 1/25/25	$4,355,216	$4,428,529
Series K053, Cl. A1, 2.548%, 2/25/25	3,070,837	3,087,595
Series K054, Cl. A1, 2.30%, 1/25/25	5,658,046	5,635,030

		14,344,134

Residential—2.8%

Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 2.92%, 3/25/35[2]	1,760,008	1,772,980
Series 2005-9, Cl. A1, 2.83%, 10/25/35[2]	722,587	699,643
Series 2006-1, Cl. A1, 2.91%, 2/25/36[2]	1,682,824	1,675,394

CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	1,309,488	1,309,049
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	1,170,299	1,157,529

Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Cl. 1A1, 2.87%, 10/25/35[2]	3,321,484	3,315,320
Series 2012-8, Cl. 1A1, 3.103%, 10/25/351,[2]	1,375,171	1,374,053

Connecticut Avenue Securities:
Series 2014-C01, Cl. M1, 2.184%, 1/25/24[2]	288,264	289,906
Series 2014-C02, Cl. 2M1, 1.534%, 5/25/24[2]	779,628	780,433
Series 2014-C03, Cl. 1M1, 1.784%, 7/25/24[2]	1,184,935	1,187,737
Series 2014-C03, Cl. 2M1, 1.792%, 7/25/24[2]	1,714,802	1,716,992
Series 2014-C04, Cl. 2M1, 2.684%, 11/25/24[2]	130,189	130,334
Series 2015-C02, Cl. 1M1, 1.742%, 5/25/25[2]	377,809	377,954
Series 2015-C03, Cl. 1M1, 2.092%, 7/25/25[2]	1,432,575	1,435,280
Series 2016-C02, Cl. 1M1, 2.742%, 9/25/28[2]	338,282	341,968
Series 2016-C03, Cl. 2M1, 2.792%, 10/25/28[2]	435,394	440,063
Series 2016-C06, Cl. 1M1, 1.892%, 4/25/29[2]	3,520,000	3,521,443

HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 0.902%, 7/25/35[2]	365,687	354,165

Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.951%, 12/25/34[2]	103,413	103,315

RALI Trust, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	10,390	8,507

WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 2.825%, 10/25/33[2]	469,211	479,103
Series 2005-AR14, Cl. 1A4, 2.766%, 12/25/35[2]	166,406	161,167
Series 2005-AR16, Cl. 1A1, 2.643%, 12/25/35[2]	711,770	670,251

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 2.769%, 2/25/35[2]	2,168,519	2,201,930
Series 2005-AR10, Cl. 1A1, 2.998%, 6/25/35[2]	2,150,438	2,236,977
Series 2005-AR13, Cl. 1A5, 3.057%, 5/25/35[2]	1,694,643	1,699,994
Series 2005-AR15, Cl. 1A2, 2.983%, 9/25/35[2]	1,940,976	1,890,695
Series 2005-AR4, Cl. 2A2, 2.997%, 4/25/35[2]	3,490,655	3,493,892
Series 2006-AR10, Cl. 1A1, 3.022%, 7/25/36[2]	76,525	73,670
Series 2006-AR10, Cl. 5A5, 3.08%, 7/25/36[2]	1,873,800	1,846,309
Series 2006-AR7, Cl. 2A4, 3.089%, 5/25/36[2]	18,844	17,986
Series 2006-AR8, Cl. 2A1, 3.082%, 4/25/36[2]	3,356,993	3,309,852
Series 2006-AR8, Cl. 2A4, 3.082%, 4/25/36[2]	337,866	333,121

		40,407,012

Total Mortgage-Backed Obligations (Cost $260,181,945)		263,769,692

9        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

U.S. Government Obligation—0.2%

Federal Home Loan Bank Nts., 1.375%, 11/15/19 (Cost $3,556,182)	$3,557,000	$3,547,190

Corporate Bonds and Notes—68.8%

Consumer Discretionary—10.7%

Auto Components—0.5%

Goodyear Tire & Rubber Co. (The), 5.125% Sr. Unsec. Nts.,
11/15/23	3,400,000	3,489,250

ZF North America Capital, Inc., 4% Sr. Unsec. Nts., 4/29/20[1]	3,400,000	3,531,750

		7,021,000

Automobiles—3.0%

Daimler Finance North America LLC:
2.20% Sr. Unsec. Nts., 10/30/21[1]	2,300,000	2,250,173
2.25% Sr. Unsec. Nts., 3/2/20[1]	2,100,000	2,092,165
2.45% Sr. Unsec. Nts., 5/18/20[1]	1,600,000	1,598,651

Ford Motor Credit Co. LLC:
1.684% Sr. Unsec. Nts., 9/8/17	1,500,000	1,500,480
2.24% Sr. Unsec. Nts., 6/15/18	4,000,000	4,008,232
2.459% Sr. Unsec. Nts., 3/27/20	3,000,000	2,959,803

General Motors Co., 3.50% Sr. Unsec. Nts., 10/2/18	3,000,000	3,056,733

General Motors Financial Co., Inc., 3.15% Sr. Unsec. Nts., 1/15/20	2,600,000	2,612,847

Harley-Davidson Financial Services, Inc., 2.15% Sr. Unsec. Nts., 2/26/20[1]	1,600,000	1,586,512

Harley-Davidson Funding Corp., 6.80% Sr. Unsec. Nts., 6/15/18[1]	3,000,000	3,222,309

Hyundai Capital America:
2.40% Sr. Unsec. Nts., 10/30/18[1]	3,200,000	3,214,352
2.45% Sr. Unsec. Nts., 6/15/21[1]	3,000,000	2,927,832

Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts., 3/15/20[1]	2,600,000	2,609,750

Nissan Motor Acceptance Corp.:
1.90% Unsec. Nts., 9/14/21[1]	3,000,000	2,905,335
2.00% Sr. Unsec. Nts., 3/8/19[1]	2,516,000	2,510,814

Volkswagen Group of America Finance LLC, 1.60% Sr. Unsec. Nts., 11/20/17[1]	3,570,000	3,562,057

		42,618,045

Hotels, Restaurants & Leisure—1.1%

Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	3,900,000	3,909,750

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625% Sr. Unsec. Nts., 10/15/21	2,850,000	2,942,762

International Game Technology, 7.50% Sr. Sec. Nts., 6/15/19	2,000,000	2,195,000

Marriott International, Inc., 3% Sr. Unsec. Nts., 3/1/19	3,000,000	3,057,762

McDonald’s Corp., 2.10% Sr. Unsec. Nts., 12/7/18	3,300,000	3,323,394

		15,428,668

Household Durables—1.3%

DR Horton, Inc.:
3.625% Sr. Unsec. Nts., 2/15/18	1,150,000	1,168,687

10        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Household Durables (Continued)

DR Horton, Inc.: (Continued)
3.75%Sr. Unsec. Nts., 3/1/19	$2,250,000	$2,306,250

Lennar Corp., 4.125% Sr. Unsec. Nts., 12/1/18	2,300,000	2,351,750

Newell Brands, Inc.:
2.60%Sr. Unsec. Nts., 3/29/19	1,000,000	1,013,018
2.875% Sr. Unsec. Nts., 12/1/19	3,115,000	3,163,809

PulteGroup, Inc., 4.25% Sr. Unsec. Nts., 3/1/21	3,500,000	3,578,750

Toll Brothers Finance Corp., 4% Sr. Unsec. Nts., 12/31/18	3,500,000	3,607,170

Whirlpool Corp.:
1.35%Sr. Unsec. Nts., 3/1/17	545,000	545,232
1.65%Sr. Unsec. Nts., 11/1/17	585,000	585,940

		18,320,606

Internet & Direct Marketing Retail—0.3%

QVC, Inc., 3.125% Sr. Sec. Nts., 4/1/19	4,150,000	4,200,974

Leisure Equipment & Products—0.3%

Mattel, Inc.:
1.70%Sr. Unsec. Nts., 3/15/18	4,160,000	4,155,948
2.35%Sr. Unsec. Nts., 8/15/21	1,000,000	980,690

		5,136,638

Media—2.6%

21st Century Fox America, Inc., 7.25% Sr. Unsec. Nts., 5/18/18	3,800,000	4,096,575

CBS Corp., 2.30% Sr. Unsec. Nts., 8/15/19	4,200,000	4,216,061

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.464% Sr. Sec. Nts., 7/23/22[1]	1,800,000	1,870,407

Interpublic Group of Cos., Inc. (The), 2.25% Sr. Unsec. Nts., 11/15/17	2,460,000	2,473,744

Omnicom Group, Inc., 4.45% Sr. Unsec. Nts., 8/15/20	2,370,000	2,526,564

Pearson plc, 4.625% Sr. Unsec. Nts., 6/15/18[1]	2,100,000	2,164,606

Scripps Networks Interactive, Inc.:
2.70%Sr. Unsec. Nts., 12/15/16	1,200,000	1,200,535
2.75%Sr. Unsec. Nts., 11/15/19	4,100,000	4,154,255

Sky plc:
2.625% Sr. Unsec. Nts., 9/16/19[1]	1,900,000	1,903,124
6.10%Sr. Unsec. Nts., 2/15/18[1]	2,000,000	2,092,270

Time Warner Cable LLC, 4% Sr. Unsec. Nts., 9/1/21	3,600,000	3,701,761

Time Warner, Inc., 2.10% Sr. Unsec. Nts., 6/1/19	2,036,000	2,032,211

Viacom, Inc.:
2.25%Sr. Unsec. Nts., 2/4/22	718,000	688,443
2.75%Sr. Unsec. Nts., 12/15/19	4,090,000	4,121,068

		37,241,624

Multiline Retail—0.2%

Dollar Tree, Inc., 5.25% Sr. Unsec. Nts., 3/1/20	3,350,000	3,467,250

Specialty Retail—1.4%

AutoNation, Inc., 3.35% Sr. Unsec. Nts., 1/15/21	4,000,000	4,045,828

AutoZone, Inc., 1.30% Sr. Unsec. Nts., 1/13/17	4,000,000	4,000,528

11        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Specialty Retail (Continued)

Best Buy Co., Inc., 5% Sr. Unsec. Nts., 8/1/18	$4,256,000	$4,465,395

Gap, Inc. (The), 5.95% Sr. Unsec. Nts., 4/12/21	3,400,000	3,570,303

L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	3,200,000	3,560,000

		19,642,054

Consumer Staples—6.4%

Beverages—1.7%

Anheuser-Busch InBev Finance, Inc., 1.90% Sr. Unsec. Nts., 2/1/19	7,899,000	7,901,583

Beam Suntory, Inc., 1.875% Sr. Unsec. Nts., 5/15/17	348,000	348,547

Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	3,455,000	3,597,519

Molson Coors Brewing Co.:
2.00% Sr. Unsec. Nts., 5/1/17	2,000,000	2,004,874
2.10% Sr. Unsec. Nts., 7/15/21	4,000,000	3,899,804

Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	4,700,000	4,951,032

SABMiller Holdings, Inc., 2.45% Sr. Unsec. Nts., 1/15/17[1]	1,800,000	1,803,855

		24,507,214

Food & Staples Retailing—1.3%

CVS Health Corp., 2.80% Sr. Unsec. Nts., 7/20/20	2,800,000	2,836,562

Koninklijke Ahold Delhaize NV:
4.125% Sr. Unsec. Nts., 4/10/19	1,089,000	1,120,615
6.50% Sr. Unsec. Nts., 6/15/17	3,158,000	3,237,326

Kroger Co. (The):
2.00% Sr. Unsec. Nts., 1/15/19	1,254,000	1,256,292
6.80% Sr. Unsec. Nts., 12/15/18	1,870,000	2,054,934

Tesco plc, 5.50% Sr. Unsec. Nts., 11/15/17[1]	3,400,000	3,502,775

Walgreens Boots Alliance, Inc., 2.60% Sr. Unsec. Nts., 6/1/21	4,250,000	4,231,160

		18,239,664

Food Products—2.0%

Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	3,940,000	4,536,898

JM Smucker Co. (The), 2.50% Sr. Unsec. Nts., 3/15/20	2,000,000	2,007,806

Kraft Heinz Foods Co.:
2.25% Sr. Unsec. Nts., 6/5/17	2,500,000	2,509,840
2.80% Sr. Unsec. Nts., 7/2/20	3,000,000	3,026,112

Mead Johnson Nutrition Co., 3% Sr. Unsec. Nts., 11/15/20	3,000,000	3,035,793

Mondelez International Holdings Netherlands BV:
1.625% Sr. Unsec. Nts., 10/28/19[1]	2,958,000	2,909,767
2.00% Sr. Unsec. Nts., 10/28/21[1]	3,000,000	2,892,900

Smithfield Foods, Inc., 6.625% Sr. Unsec. Nts., 8/15/22	3,702,000	3,919,492

Tyson Foods, Inc., 2.65% Sr. Unsec. Nts., 8/15/19	4,000,000	4,041,340

		28,879,948

Tobacco—1.4%

Altria Group, Inc., 2.85% Sr. Unsec. Nts., 8/9/22	4,200,000	4,202,276

BAT International Finance plc, 2.125% Sr. Unsec. Nts., 6/7/17[1]	3,000,000	3,011,487

Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts., 7/21/22[1]	4,600,000	4,713,105

Philip Morris International, Inc., 1.375% Sr. Unsec. Nts., 2/25/19	3,384,000	3,353,517

12        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Tobacco (Continued)

Reynolds American, Inc.:
3.25% Sr. Unsec. Nts., 6/12/20	$2,032,000	$2,090,073
8.125% Sr. Unsec. Nts., 6/23/19	1,650,000	1,896,152

		19,266,610

Energy—7.0%

Energy Equipment & Services—0.6%

Cameron International Corp., 1.15% Sr. Unsec. Nts., 12/15/16	3,250,000	3,249,990

Halliburton Co., 5.90% Sr. Unsec. Nts., 9/15/18	2,314,000	2,470,852

Schlumberger Holdings Corp., 3% Sr. Unsec. Nts., 12/21/20[1]	3,000,000	3,055,932

		8,776,774

Oil, Gas & Consumable Fuels—6.4%

Anadarko Petroleum Corp.:
6.375% Sr. Unsec. Nts., 9/15/17	417,000	433,292
6.95% Sr. Unsec. Nts., 6/15/19	2,600,000	2,870,332

Apache Corp.:
3.25% Sr. Unsec. Nts., 4/15/22	2,100,000	2,112,468
6.90% Sr. Unsec. Nts., 9/15/18	1,900,000	2,053,104

BP Capital Markets plc, 1.676% Sr. Unsec. Nts., 5/3/19	3,552,000	3,526,859

Buckeye Partners LP, 2.65% Sr. Unsec. Nts., 11/15/18	3,450,000	3,474,478

Cenovus Energy, Inc., 5.70% Sr. Unsec. Nts., 10/15/19	3,400,000	3,618,436

Chevron Corp., 2.10% Sr. Unsec. Nts., 5/16/21	2,750,000	2,719,733

Columbia Pipeline Group, Inc., 2.45% Sr. Unsec. Nts., 6/1/18	2,000,000	2,011,370

ConocoPhillips Co., 1.50% Sr. Unsec. Nts., 5/15/18	3,500,000	3,486,028

DCP Midstream LLC, 9.75% Sr. Unsec. Nts., 3/15/19[1]	1,300,000	1,456,000

DCP Midstream Operating LP, 2.50% Sr. Unsec. Unsub. Nts., 12/1/17	2,800,000	2,793,000

Enbridge Energy Partners LP, 5.875% Sr. Unsec. Nts., 12/15/16	1,000,000	1,001,121

Enbridge, Inc., 5.60% Sr. Unsec. Nts., 4/1/17	2,650,000	2,683,242

Energy Transfer Partners LP:
4.15% Sr. Unsec. Nts., 10/1/20	3,000,000	3,103,824
6.125% Sr. Unsec. Nts., 2/15/17	1,700,000	1,714,707

Enterprise Products Operating LLC, 6.50% Sr. Unsec. Nts., 1/31/19	2,600,000	2,842,606

EOG Resources, Inc.:
5.875% Sr. Unsec. Nts., 9/15/17	2,150,000	2,221,784
6.875% Sr. Unsec. Nts., 10/1/18	1,000,000	1,087,278

EQT Corp.:
4.875% Sr. Unsec. Nts., 11/15/21	1,300,000	1,386,611
5.15% Sr. Unsec. Nts., 3/1/18	1,955,000	2,021,237

Husky Energy, Inc., 6.20% Sr. Unsec. Nts., 9/15/17	1,466,000	1,519,724

Kinder Morgan Finance Co. LLC, 6% Sr. Unsec. Nts., 1/15/18[1]	3,400,000	3,539,380

Magellan Midstream Partners LP, 6.55% Sr. Unsec. Nts., 7/15/19	2,248,000	2,490,366

Marathon Oil Corp., 6% Sr. Unsec. Nts., 10/1/17	4,083,000	4,214,677

NuStar Logistics LP, 8.15% Sr. Unsec. Nts., 4/15/18	2,950,000	3,149,125

Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	1,989,000	2,013,743

13        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Oil, Gas & Consumable Fuels (Continued)

Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	$1,018,000	$1,033,025

Plains All American Pipeline LP/PAA Finance Corp.:
2.60% Sr. Unsec. Nts., 12/15/19	1,900,000	1,902,734
6.125% Sr. Unsec. Nts., 1/15/17	2,800,000	2,815,428

Shell International Finance BV, 1.375% Sr. Unsec. Nts., 5/10/19	3,604,000	3,561,336

Spectra Energy Partners LP, 2.95% Sr. Unsec. Nts., 9/25/18	3,250,000	3,299,335

Total Capital Canada Ltd., 1.45% Sr. Unsec. Nts., 1/15/18	3,400,000	3,396,484

TransCanada PipeLines Ltd., 1.625% Sr. Unsec. Nts., 11/9/17	4,983,000	4,987,535

Valero Energy Corp., 6.125% Sr. Unsec. Nts., 2/1/20	1,299,000	1,438,222

Woodside Finance Ltd., 8.75% Sr. Unsec. Nts., 3/1/19[1]	3,000,000	3,401,205

		91,379,829

Financials—14.9%

Capital Markets—2.9%

ABN AMRO Bank NV, 1.80% Sr. Unsec. Nts., 9/20/19[1]	4,400,000	4,346,527

Brookfield Asset Management, Inc., 5.80% Sr. Unsec. Nts., 4/25/17	2,471,000	2,510,291

Credit Suisse AG (New York), 2.30% Sr. Unsec. Nts., 5/28/19	4,000,000	4,008,704

Deutsche Bank AG (London), 6% Sr. Unsec. Nts., 9/1/17	1,789,000	1,832,381

E*TRADE Financial Corp., 5.375% Sr. Unsec. Nts., 11/15/22	3,350,000	3,550,538

Goldman Sachs Group, Inc. (The):
2.35% Sr. Unsec. Nts., 11/15/21	4,000,000	3,888,196
2.60% Sr. Unsec. Nts., 4/23/20	4,200,000	4,207,350

Lazard Group LLC, 6.85% Sr. Unsec. Nts., 6/15/17	1,164,000	1,196,884

Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	2,014,592

Morgan Stanley:
2.625% Sr. Unsec. Nts., 11/17/21	3,000,000	2,968,677
2.65% Sr. Unsec. Nts., 1/27/20	5,000,000	5,032,010

S&P Global, Inc., 2.50% Sr. Unsec. Nts., 8/15/18	2,067,000	2,085,837

UBS Group Funding Jersey Ltd., 2.65% Sr. Unsec. Nts., 2/1/22[1]	4,300,000	4,179,454

		41,821,441

Commercial Banks—6.5%

Bank of America Corp.:
2.25% Sr. Unsec. Nts., 4/21/20	2,200,000	2,181,450
2.60% Sr. Unsec. Nts., 1/15/19	3,225,000	3,255,099
2.625% Sr. Unsec. Nts., 10/19/20	1,300,000	1,300,511

BPCE SA, 2.65% Sr. Unsec. Nts., 2/3/21	2,750,000	2,756,061

Branch Banking & Trust Co., 1.45% Sr. Unsec. Nts., 5/10/19	4,100,000	4,056,548

Citigroup, Inc.:
1.80% Sr. Unsec. Nts., 2/5/18	2,100,000	2,100,069
2.35% Sr. Unsec. Nts., 8/2/21	1,600,000	1,570,346
2.50% Sr. Unsec. Nts., 9/26/18	3,300,000	3,334,003

Citizens Bank NA (Providence RI), 2.30% Sr. Unsec. Nts., 12/3/18	5,000,000	5,035,170

Danske Bank AS, 1.65% Sr. Unsec. Nts., 9/6/19[1]	3,000,000	2,958,834

Fifth Third Bancorp, 2.30% Sr. Unsec. Nts., 3/1/19	3,000,000	3,019,350

14        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Commercial Banks (Continued)

Fifth Third Bank (Cincinnati, OH), 2.25% Sr. Unsec. Nts., 6/14/21	$1,500,000	$1,490,250

First Horizon National Corp., 3.50% Sr. Unsec. Nts., 12/15/20	3,000,000	3,022,842

HSBC USA, Inc.:
1.625% Sr. Unsec. Nts., 1/16/18	2,000,000	1,998,438
2.375% Sr. Unsec. Nts., 11/13/19	2,065,000	2,069,198

Huntington National Bank (The), 2.20% Sr. Unsec. Nts., 11/6/18	4,215,000	4,230,423

JPMorgan Chase & Co.:
2.25% Sr. Unsec. Nts., 1/23/20	4,200,000	4,190,029
2.295% Sr. Unsec. Nts., 8/15/21	2,265,000	2,223,494

KeyCorp, 2.90% Sr. Unsec. Nts., 9/15/20	5,000,000	5,062,125

Lloyds Bank plc, 1.75% Sr. Unsec. Nts., 5/14/18	2,700,000	2,696,865

National Australia Bank Ltd. (New York), 1.375% Sr. Unsec. Nts., 7/12/19	3,600,000	3,539,189

National Rural Utilities Cooperative Finance Corp., 1.65% Sec. Nts., 2/8/19	2,000,000	1,997,220

PNC Bank NA, 1.95% Sr. Unsec. Nts., 3/4/19	5,000,000	5,013,305

Regions Bank (Birmingham AL), 2.25% Sr. Unsec. Nts., 9/14/18	1,134,000	1,138,050

Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds[2,7]	3,665,000	3,387,926

Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,2,7]	2,860,000	2,846,272

SunTrust Banks, Inc., 2.35% Sr. Unsec. Nts., 11/1/18	4,050,000	4,090,038

Svenska Handelsbanken AB, 2.40% Sr. Unsec. Nts., 10/1/20	4,000,000	3,990,076

Wells Fargo & Co., 2.10% Sr. Unsec. Nts., 7/26/21	8,000,000	7,825,912

		92,379,093

Consumer Finance—1.3%

Ally Financial, Inc., 3.75% Sr. Unsec. Nts., 11/18/19	3,500,000	3,512,670

American Express Credit Corp., 1.70% Sr. Unsec. Nts., 10/30/19	3,000,000	2,971,515

Capital One NA (Mclean VA), 2.40% Sr. Unsec. Nts., 9/5/19	4,000,000	4,017,172

Discover Bank (Greenwood DE):
3.10% Sr. Unsec. Nts., 6/4/20	1,500,000	1,517,332
3.20% Sr. Unsec. Nts., 8/9/21	2,600,000	2,619,495

Synchrony Financial, 2.70% Sr. Unsec. Nts., 2/3/20	3,423,000	3,413,936

		18,052,120

Diversified Financial Services—0.8%

INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	2,900,000	2,913,595

Schaeffler Finance BV, 4.25% Sr. Sec. Nts., 5/15/21[1]	1,500,000	1,542,600

Suntory Holdings Ltd., 1.65% Sr. Unsec. Nts., 9/29/17[1]	2,236,000	2,238,837

Voya Financial, Inc., 2.90% Sr. Unsec. Nts., 2/15/18	4,149,000	4,199,755

		10,894,787

Equity Real Estate Investment Trusts (REITs)—1.7%

American Tower Corp.:
2.80% Sr. Unsec. Nts., 6/1/20	2,685,000	2,698,651
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	2,000,000	2,148,866

Boston Properties LP, 3.70% Sr. Unsec. Nts., 11/15/18	2,989,000	3,087,323

15        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Equity Real Estate Investment Trusts (REITs) (Continued)

Crown Castle International Corp., 2.25% Sr. Unsec. Nts., 9/1/21	$4,300,000	$4,152,703

Highwoods Realty LP, 5.85% Sr. Unsec. Nts., 3/15/17	2,635,000	2,666,894

Prologis International Funding II SA, 4.875% Sr. Unsec. Nts., 2/15/20[1]	525,000	549,631

Realty Income Corp., 2% Sr. Unsec. Nts., 1/31/18	2,250,000	2,257,947

Simon Property Group LP, 1.50% Sr. Unsec. Nts., 2/1/18[1]	1,059,000	1,058,491

Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	4,533,000	4,531,491

Ventas Realty LP/Ventas Capital Corp., 2% Sr. Unsec. Nts., 2/15/18	1,750,000	1,754,184

		24,906,181

Insurance—1.7%

AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	3,100,000	3,118,231

Boardwalk Pipelines LP, 5.50% Sr. Unsec. Nts., 2/1/17	5,300,000	5,331,328

Chubb INA Holdings, Inc., 2.30% Sr. Unsec. Nts., 11/3/20	2,000,000	1,997,840

Fortis, Inc. (Canada), 2.10% Sr. Unsec. Nts., 10/4/21[1]	3,000,000	2,905,980

MetLife, Inc., 2.463% Sr. Unsec. Nts., 12/15/17	3,000,000	3,011,541

Pricoa Global Funding I, 2.20% Sr. Sec. Nts., 5/16/19[1]	3,400,000	3,419,400

TIAA Asset Management Finance Co. LLC, 2.95% Sr. Unsec. Nts., 11/1/19[1]	4,500,000	4,584,758

		24,369,078

Health Care—6.7%

Biotechnology—1.9%

AbbVie, Inc.:
1.75% Sr. Unsec. Nts., 11/6/17	2,620,000	2,637,688
1.80% Sr. Unsec. Nts., 5/14/18	2,700,000	2,699,266
3.20% Sr. Unsec. Nts., 11/6/22	2,900,000	2,901,812

Biogen, Inc., 2.90% Sr. Unsec. Nts., 9/15/20	5,400,000	5,474,407

Celgene Corp.:
2.125% Sr. Unsec. Nts., 8/15/18	2,100,000	2,110,158
2.875% Sr. Unsec. Nts., 8/15/20	3,400,000	3,439,545

Gilead Sciences, Inc., 1.95% Sr. Unsec. Nts., 3/1/22	3,600,000	3,492,896

Shire Acquisitions Investments Ireland DAC, 2.40% Sr. Unsec. Nts., 9/23/21	5,000,000	4,837,165

		27,592,937

Health Care Equipment & Supplies—1.6%

Abbott Laboratories, 2.90% Sr. Unsec. Nts., 11/30/21	6,000,000	5,971,494

Baxter International, Inc., 1.70% Sr. Unsec. Nts., 8/15/21	3,000,000	2,897,031

Becton Dickinson & Co., 2.675% Sr. Unsec. Nts., 12/15/19	2,000,000	2,036,822

Boston Scientific Corp., 2.85% Sr. Unsec. Nts., 5/15/20	3,000,000	3,032,139

Stryker Corp., 2.625% Sr. Unsec. Nts., 3/15/21	3,400,000	3,404,875

Zimmer Biomet Holdings, Inc., 2.70% Sr. Unsec. Nts., 4/1/20	5,550,000	5,550,078

		22,892,439

Health Care Providers & Services—1.3%

Cardinal Health, Inc., 1.95% Sr. Unsec. Nts., 6/15/18	3,000,000	3,008,922

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 1.70% Sr. Unsec. Nts., 5/1/18[1]	1,345,000	1,341,502

16        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Health Care Providers & Services (Continued)

Express Scripts Holding Co., 2.25% Sr. Unsec. Nts., 6/15/19	$4,200,000	$4,206,393

Fresenius Medical Care US Finance II, Inc., 4.125% Sr. Unsec. Nts., 10/15/20[1]	3,400,000	3,493,500

HCA, Inc.:
3.75% Sr. Sec. Nts., 3/15/19	2,700,000	2,772,900
4.25% Sr. Sec. Nts., 10/15/19	800,000	826,000

Laboratory Corp. of America Holdings, 2.625% Sr. Unsec. Nts., 2/1/20	3,310,000	3,313,879

		18,963,096

Life Sciences Tools & Services—0.4%

Life Technologies Corp., 6% Sr. Unsec. Nts., 3/1/20	3,300,000	3,613,295

Thermo Fisher Scientific, Inc., 2.15% Sr. Unsec. Nts., 12/14/18	1,283,000	1,288,027

		4,901,322

Pharmaceuticals—1.5%

Actavis Funding SCS:
1.30% Sr. Unsec. Nts., 6/15/17	1,350,000	1,351,347
2.35% Sr. Unsec. Nts., 3/12/18	5,000,000	5,031,295

Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,989,000	2,989,000

Perrigo Co. plc, 2.30% Sr. Unsec. Nts., 11/8/18	1,370,000	1,372,028

Perrigo Finance Unlimited Co., 3.50% Sr. Unsec. Nts., 3/15/21	3,000,000	3,038,454

Teva Pharmaceutical Finance Netherlands III BV:
1.70% Sr. Unsec. Nts., 7/19/19	2,596,000	2,548,441
2.20% Sr. Unsec. Nts., 7/21/21	5,000,000	4,805,035

		21,135,600

Industrials—6.2%

Aerospace & Defense—0.8%

Arconic, Inc., 5.55% Sr. Unsec. Nts., 2/1/17	3,500,000	3,533,117

BAE Systems Holdings, Inc., 2.85% Sr. Unsec. Nts., 12/15/20[1]	5,000,000	4,974,415

Rolls-Royce plc, 2.375% Sr. Unsec. Nts., 10/14/20[1]	2,600,000	2,587,702

		11,095,234

Building Products—0.6%

Fortune Brands Home & Security, Inc., 3% Sr. Unsec. Nts., 6/15/20	2,700,000	2,728,715

Johnson Controls, Inc., 1.40% Sr. Unsec. Nts., 11/2/17	2,111,000	2,110,054

Masco Corp., 3.50% Sr. Unsec. Nts., 4/1/21	3,450,000	3,486,225

		8,324,994

Commercial Services & Supplies—0.6%

Pitney Bowes, Inc.:
3.375% Sr. Unsec. Nts., 10/1/21	3,700,000	3,599,212
4.75% Sr. Unsec. Nts., 5/15/18	1,988,000	2,057,667

Republic Services, Inc., 5% Sr. Unsec. Nts., 3/1/20	2,800,000	3,031,014

		8,687,893

Industrial Conglomerates—0.3%

Roper Technologies, Inc., 3% Sr. Unsec. Nts., 12/15/20	4,857,000	4,915,299

17        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Machinery—1.7%

CNH Industrial Capital LLC, 3.25% Sr. Unsec. Nts., 2/1/17	$2,600,000	$2,609,750

Crane Co., 2.75% Sr. Unsec. Nts., 12/15/18	2,500,000	2,533,530

Fortive Corp., 2.35% Sr. Unsec. Nts., 6/15/21[1]	5,100,000	5,016,610

Ingersoll-Rand Global Holding Co. Ltd., 2.875% Sr. Unsec. Nts., 1/15/19	3,490,000	3,558,324

Pentair Finance SA, 3.625% Sr. Unsec. Nts., 9/15/20	5,000,000	5,099,155

Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	4,853,000	4,908,775

		23,726,144

Professional Services—0.5%

Equifax, Inc., 6.30% Sr. Unsec. Nts., 7/1/17	3,111,000	3,194,959

Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	3,445,000	3,509,594

		6,704,553

Road & Rail—1.2%

ERAC USA Finance LLC:
2.60% Sr. Unsec. Nts., 12/1/21[1]	2,500,000	2,470,507
6.375% Sr. Unsec. Nts., 10/15/17[1]	2,994,000	3,116,865

Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.05% Sr. Unsec. Nts., 1/9/20[1]	750,000	756,975
3.20% Sr. Unsec. Nts., 7/15/20[1]	5,150,000	5,205,198

Ryder System, Inc.:
2.25% Sr. Unsec. Nts., 9/1/21	2,000,000	1,955,798
2.65% Sr. Unsec. Nts., 3/2/20	2,000,000	2,008,064
2.875% Unsec. Nts., 9/1/20	2,000,000	2,018,122

		17,531,529

Trading Companies & Distributors—0.5%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.95% Sr. Unsec. Nts., 2/1/22	3,500,000	3,552,500

Air Lease Corp., 2.125% Sr. Unsec. Nts., 1/15/18	3,600,000	3,608,244

		7,160,744

Information Technology—4.1%

Electronic Equipment, Instruments, & Components—1.1%

Amphenol Corp., 1.55% Sr. Unsec. Nts., 9/15/17	2,300,000	2,303,528

Arrow Electronics, Inc., 6% Sr. Unsec. Nts., 4/1/20	495,000	537,235

Avnet, Inc., 3.75% Sr. Unsec. Nts., 12/1/21	5,700,000	5,705,831

FLIR Systems, Inc., 3.125% Sr. Unsec. Nts., 6/15/21	3,500,000	3,517,623

Keysight Technologies, Inc., 3.30% Sr. Unsec. Nts., 10/30/19	4,000,000	4,061,856

		16,126,073

Internet Software & Services—0.2%

IAC/InterActiveCorp, 4.875% Sr. Unsec. Nts., 11/30/18	1,976,000	2,006,628

IT Services—1.0%

Broadridge Financial Solutions, Inc., 3.95% Sr. Unsec. Nts., 9/1/20	3,500,000	3,650,539

Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	2,066,000	2,067,890
2.85% Sr. Unsec. Nts., 10/15/18	3,141,000	3,197,061

Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	4,232,000	4,254,607

18        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

IT Services (Continued)

Xerox Corp.:
2.95% Sr. Unsec. Nts., 3/15/17	$900,000	$903,407
6.75% Sr. Unsec. Nts., 2/1/17	452,000	455,397

		14,528,901

Semiconductors & Semiconductor Equipment—0.3%

Analog Devices, Inc., 2.50% Sr. Unsec. Nts., 12/5/21	727,000	724,048

NXP BV/NXP Funding LLC, 4.125% Sr. Unsec. Nts., 6/1/21[1]	3,500,000	3,657,500

		4,381,548

Software—1.1%

Activision Blizzard, Inc., 2.30% Sr. Unsec. Nts., 9/15/21[1]	3,620,000	3,530,857

Autodesk, Inc.:
1.95% Sr. Unsec. Nts., 12/15/17	2,500,000	2,506,610
3.125% Sr. Unsec. Nts., 6/15/20	3,000,000	3,033,327

Dell, Inc., 5.875% Sr. Unsec. Nts., 6/15/19	2,400,000	2,548,416

Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% Sr. Sec. Nts., 6/15/21[1]	4,100,000	4,221,245
5.875% Sr. Unsec. Nts., 6/15/21[1]	188,000	198,199

		16,038,654

Technology Hardware, Storage & Peripherals—0.4%

Hewlett Packard Enterprise Co.:
2.70% Sr. Unsec. Nts., 10/5/17[1]	2,607,000	2,635,570
3.85% Sr. Unsec. Nts., 10/15/20[1]	3,200,000	3,293,178

		5,928,748

Materials—4.7%

Chemicals—2.2%

Airgas, Inc., 3.05% Sr. Unsec. Nts., 8/1/20	2,300,000	2,353,203

Albemarle Corp., 3% Sr. Unsec. Nts., 12/1/19	2,000,000	2,036,626

CF Industries, Inc.:
3.40% Sr. Sec. Nts., 12/1/21[1]	3,000,000	2,975,169
7.125% Sr. Unsec. Nts., 5/1/20	2,550,000	2,772,156

Eastman Chemical Co.:
2.40% Sr. Unsec. Nts., 6/1/17	409,000	411,928
2.70% Sr. Unsec. Nts., 1/15/20	4,950,000	4,969,528

LyondellBasell Industries NV, 5% Sr. Unsec. Nts., 4/15/19	3,920,000	4,150,837

Methanex Corp., 3.25% Sr. Unsec. Nts., 12/15/19	2,600,000	2,543,029

RPM International, Inc., 6.50% Sr. Unsec. Nts., 2/15/18	2,000,000	2,104,782

Westlake Chemical Corp., 4.625% Sr. Unsec. Nts., 2/15/21[1]	3,500,000	3,645,740

Yara International ASA, 7.875% Sr. Unsec. Nts., 6/11/19[1]	2,750,000	3,091,536

		31,054,534

Containers & Packaging—1.2%

Ball Corp., 4.375% Sr. Unsec. Nts., 12/15/20	3,300,000	3,489,750

Graphic Packaging International, Inc., 4.75% Sr. Unsec. Nts., 4/15/21	1,958,000	2,070,585

Packaging Corp. of America, 6.50% Sr. Unsec. Nts., 3/15/18	2,400,000	2,534,301

Sealed Air Corp., 6.50% Sr. Unsec. Nts., 12/1/20[1]	3,100,000	3,522,375

Silgan Holdings, Inc., 5% Sr. Unsec. Nts., 4/1/20	2,600,000	2,658,500

19        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Containers & Packaging (Continued)

WestRock RKT Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	$3,205,000	$3,270,584

		17,546,095

Metals & Mining—1.0%

Freeport-McMoRan, Inc., 2.15% Sr. Unsec. Nts., 3/1/17	3,500,000	3,495,625

Glencore Finance Canada Ltd.:
2.70% Sr. Unsec. Nts., 10/25/17[1]	2,000,000	2,004,478
3.60% Sr. Unsec. Nts., 1/15/17[1]	3,310,000	3,314,296

Glencore Funding LLC, 2.50% Sr. Unsec. Nts., 1/15/19[1]	188,000	187,530

Goldcorp, Inc., 2.125% Sr. Unsec. Nts., 3/15/18	3,400,000	3,401,578

Newmont Mining Corp., 5.125% Sr. Unsec. Nts., 10/1/19	1,500,000	1,608,894

		14,012,401

Paper & Forest Products—0.3%

Georgia-Pacific LLC:
2.539% Sr. Unsec. Nts., 11/15/19[1]	798,000	806,361
5.40% Sr. Unsec. Nts., 11/1/20[1]	2,600,000	2,862,566

		3,668,927

Telecommunication Services—2.5%

Diversified Telecommunication Services—2.2%

AT&T, Inc., 2.80% Sr. Unsec. Nts., 2/17/21	9,050,000	8,995,130

British Telecommunications plc, 5.95% Sr. Unsec. Nts., 1/15/18	2,000,000	2,091,722

CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	3,400,000	3,553,000

Deutsche Telekom International Finance BV:
2.25% Sr. Unsec. Nts., 3/6/17[1]	2,275,000	2,280,467
6.75% Sr. Unsec. Nts., 8/20/18	2,800,000	3,032,033

Telecom Italia Capital SA, 7.175% Sr. Unsec. Nts., 6/18/19	2,100,000	2,343,600

Telefonica Emisiones SAU, 5.877% Sr. Unsec. Nts., 7/15/19	2,900,000	3,152,686

Verizon Communications, Inc.:
1.75% Sr. Unsec. Nts., 8/15/21	1,973,000	1,892,117
4.50% Sr. Unsec. Nts., 9/15/20	3,800,000	4,059,604

		31,400,359

Wireless Telecommunication Services—0.3%

Rogers Communications, Inc., 6.80% Sr. Unsec. Nts., 8/15/18	3,650,000	3,949,501

Utilities—5.6%

Electric Utilities—3.8%

Cleveland Electric Illuminating Co. (The), 8.875% Sec. Nts., 11/15/18	3,100,000	3,504,169

Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17	4,314,000	4,392,402

EDP Finance BV, 6% Sr. Unsec. Nts., 2/2/18[1]	3,350,000	3,478,925

Emera US Finance LP, 2.15% Sr. Unsec. Nts., 6/15/19[1]	1,169,000	1,169,436

Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	2,750,000	2,847,303

Entergy Corp., 5.125% Sr. Unsec. Nts., 9/15/20	3,500,000	3,789,642

Entergy Texas, Inc., 7.125% Sec. Nts., 2/1/19	422,000	466,676

Exelon Generation Co. LLC, 6.20% Sr. Unsec. Nts., 10/1/17	2,472,000	2,565,078

Great Plains Energy, Inc.: 4.85% Sr. Unsec. Nts., 6/1/21	2,540,000	2,713,015

20        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value

Electric Utilities (Continued)

Great Plains Energy, Inc.: (Continued)
6.875% Sr. Unsec. Nts., 9/15/17	$2,368,000	$2,456,835

Iberdrola Finance Ireland Ltd., 5% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,139,300

ITC Holdings Corp., 6.05% Sr. Unsec. Nts., 1/31/18[1]	1,725,000	1,805,556

Kentucky Power Co., 6% Sr. Unsec. Nts., 9/15/17[1]	1,106,000	1,143,574

NextEra Energy Capital Holdings, Inc., 2.40% Sr. Unsec. Nts., 9/15/19	3,400,000	3,427,003

PG&E Corp., 2.40% Sr. Unsec. Nts., 3/1/19	2,750,000	2,768,626

Progress Energy, Inc., 4.40% Sr. Unsec. Nts., 1/15/21	750,000	797,943

Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,230,000	2,417,695

Southern Co. (The), 1.55% Sr. Unsec. Nts., 7/1/18	3,350,000	3,339,739

Southern Power Co., 2.50% Sr. Unsec. Nts., 12/15/21	3,700,000	3,632,734

Southwestern Electric Power Co., 5.875% Sr. Unsec. Nts., 3/1/18	1,515,000	1,592,954

TECO Finance, Inc., 6.572% Sr. Unsec. Nts., 11/1/17	3,004,000	3,135,218

		53,583,823

Independent Power and Renewable Electricity Producers—0.2%

IPALCO Enterprises, Inc., 3.45% Sr. Sec. Nts., 7/15/20	2,750,000	2,798,125

Multi-Utilities—1.6%

CenterPoint Energy Resources Corp., 4.50% Sr. Unsec. Nts., 1/15/21	3,400,000	3,567,613

CMS Energy Corp., 6.55% Sr. Unsec. Nts., 7/17/17	4,416,000	4,555,471

Dominion Resources, Inc., 2.962% Jr. Sub. Nts., 7/1/19[2]	4,700,000	4,765,137

Enable Midstream Partners LP, 2.40% Sr. Unsec. Nts., 5/15/19	3,000,000	2,947,386

Florida Gas Transmission Co. LLC, 5.45% Sr. Unsec. Nts., 7/15/20[1]	2,000,000	2,144,982

NiSource Finance Corp., 6.80% Sr. Unsec. Nts., 1/15/19	4,325,000	4,740,421

		22,721,010

Total Corporate Bonds and Notes (Cost $980,917,252)		979,926,709

Short-Term Notes—1.8%

Agrium, Inc., 0.77%, 12/12/16[8]	6,400,000	6,398,428

Amphenol Corp., 0.80%, 12/19/16	2,800,000	2,798,880

Mohawk Industries, Inc., 0.67%, 12/5/16[8]	3,000,000	2,999,700

Rockwell Collins, Inc., 0.745%, 12/19/16[8]	5,250,000	5,247,900

Sempra Energy, 0.931%, 12/20/16[8]	4,130,000	4,128,251

Telus Corp., 0.881%, 12/28/16[1]	4,600,000	4,597,095

Total Short-Term Notes (Cost $26,170,133)		26,170,254

21        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Counterparty	Buy /Sell Protection	Reference Asset	Fixed Rate	Expiration Date	Notional Amount (000’s)		Value

Over-the-Counter Credit Default Swaptions Purchased—0.0%

Credit Default Swap maturing 12/21/16 Call [9]	JPM	Buy	CDX.NA.HY.26	5.00%	12/21/16	USD	19,811	$11,168

Credit Default Swap maturing 12/21/16 Call [9]	JPM	Buy	CDX.NA.HY.26	5.00	12/21/16	USD	23,020	12,976

Credit Default Swap maturing 12/21/16 Call [9]	JPM	Buy	CDX.NA.HY.26	5.00	12/21/16	USD	23,020	12,976

Total Over-the-Counter Credit Default Swaptions Purchased (Cost $1,049,012)								37,120

						Shares

Investment Company—2.0%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.29%[10,11] (Cost $28,437,486)							28,437,486	$28,437,486

Total Investments, at Value (Cost $1,488,200,136)							104.6%	1,491,010,786

Net Other Assets (Liabilities)							(4.6)	(65,898,884)

Net Assets							100.0%	$1,425,111,902

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

These securities amount to $351,135,441 or 24.64% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest rate is less than 0.0005%.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

These securities amount to $9,135,079 or 0.64% of the Fund’s net assets at period end.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

These securities amount to $65,136 or less than 0.005% of the Fund’s net assets at period end.

7. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

22        OPPENHEIMER LIMITED-TERM BOND FUND

Footnotes to Statement of Investments (Continued)

8. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $18,774,279 or 1.32% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

9. Non-income producing security.

10. Rate shown is the 7-day yield at period end.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2016	Gross Additions	Gross Reductions	Shares November 30, 2016

Oppenheimer Institutional Government Money Market Fund, Cl. Ea	29,850,112	162,428,442	163,841,068	28,437,486

	Value	Income

Oppenheimer Institutional Government Money Market Fund, Cl. Ea	$28,437,486	$15,309

a. Prior to September 28, 2016, this fund was named Oppenheimer Institutional Money Market Fund.

Futures Contracts as of November 30, 2016
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)

United States Treasury Long Bonds	CBT	Buy	3/22/17	8	$1,210,250	$(6,421)
United States Treasury Nts., 10 yr.	CBT	Sell	3/22/17	1,076	133,978,813	232,776
United States Treasury Nts., 10 yr.	CBT	Buy	3/22/17	18	2,241,281	(9,685)
United States Treasury Nts., 2 yr.	CBT	Buy	3/31/17	1,380	299,201,250	36,711
United States Treasury Nts., 5 yr.	CBT	Sell	3/31/17	640	75,420,000	30,928

						$284,309

Over-the-Counter Credit Default Swaptions Written at November 30, 2016
						Notional
	Counter-	Buy/Sell	Reference	Fixed Expiration		Amount	Premiums
Description	party	Protection	Asset	Rate	Date	(000’s)	Received	Value

Credit Default Swap maturing 6/20/21 Call	JPM	Buy	CDX.NA.HY.26	5.000%	12/21/16	USD 23,020	$124,308	$(613)

Credit Default Swap maturing 6/20/21 Call	JPM	Buy	CDX.NA.HY.26	5.000	12/21/16	USD 23,020	124,308	(612)

Credit Default Swap maturing 6/20/21 Call	JPM	Buy	CDX.NA.HY.26	5.000	12/21/16	USD 19,811	103,017	(527)

Total Over-the-Counter Credit Default Swaptions Written							$351,633	$(1,752)

23        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Glossary:
Counterparty Abbreviations
JPM	JPMorgan Chase Bank NA

Definitions
CDX.NA.HY.26	Markit CDX North American High Yield

Exchange Abbreviations
CBT	Chicago Board of Trade

24        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS November 30, 2016 Unaudited

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or

25        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale

26        OPPENHEIMER LIMITED-TERM BOND FUND

2. Securities Valuation (Continued)

restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$189,122,335	$—	$189,122,335

27        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Investments, at Value: (Continued)
Mortgage-Backed Obligations	$—	$263,708,706	$60,986	$263,769,692
U.S. Government Obligation	—	3,547,190	—	3,547,190
Corporate Bonds and Notes	—	979,926,709	—	979,926,709
Short-Term Notes	—	26,170,254	—	26,170,254
Over-the-Counter Credit Default
Swaptions Purchased	—	37,120	—	37,120
Investment Company	28,437,486	—	—	28,437,486

Total Investments, at Value	28,437,486	1,462,512,314	60,986	1,491,010,786
Other Financial Instruments:
Futures contracts	300,415	—	—	300,415

Total Assets	$28,737,901	$1,462,512,314	$60,986	$1,491,311,201

Liabilities Table
Other Financial Instruments:
Swaptions written, at value	$—	$(1,752)	$—	$(1,752)
Futures contracts	(16,106)	—	—	(16,106)

Total Liabilities	$(16,106)	$(1,752)	$—	$(17,858)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*

Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$19,922	$(19,922)

Total Assets	$19,922	$(19,922)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/

28        OPPENHEIMER LIMITED-TERM BOND FUND

3. Investments and Risks (Continued)

or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$205,097,582
Sold securities	130,902,337

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund

29        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $222,368 of collateral to the Fund for forward roll transactions.

At period end, the Fund pledged $3,831,000 of collateral to the counterparty for forward roll transactions.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued

30        OPPENHEIMER LIMITED-TERM BOND FUND

4. Market Risk Factors (Continued)

fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

31        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the reporting period, the Fund had an ending monthly average market value of $209,147,426 and $219,760,375 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally

32        OPPENHEIMER LIMITED-TERM BOND FUND

5. Use of Derivatives (Continued)

cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $139,181 on purchased put options.

At period end, the Fund had no outstanding purchased option contracts.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $62,026 on written put options.

At period end, the Fund had no outstanding written option contracts.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Written option activity for the reporting period was as follows:

	Number of Contracts	Amount of Premiums

Options outstanding as of August 31, 2016	—	$—
Options written	39,810,000	298,575
Options exercised	(39,810,000)	(298,575)

Options outstanding as of November 30, 2016	—	$—

33        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Statement of Investments and the Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund has purchased swaptions which gives it the option to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual issuers and/or indexes of issuers. A purchased swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset increases.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual issuers and/or, indexes of issuers. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset increases.

During the reporting period, the Fund had an ending monthly average market value of $535,805 and $158,086 on purchased and written swaptions, respectively.

Written swaption activity for the reporting period was as follows:

	Number of Contracts	Amount of Premiums

Swaptions outstanding as of August 31, 2016	65,851,000	$351,633
Swaptions written	—	—
Swaptions exercised	—	—

Swaptions outstanding as of November 30, 2016	65,851,000	$351,633

34        OPPENHEIMER LIMITED-TERM BOND FUND

5. Use of Derivatives (Continued)

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund. .

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy

35        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance..

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

36        OPPENHEIMER LIMITED-TERM BOND FUND

6. Federal Taxes (Continued)

Federal tax cost of securities	$1,488,535,383
Federal tax cost of other investments	92,618,026

Total federal tax cost	$1,581,153,409

Gross unrealized appreciation	$15,772,610
Gross unrealized depreciation	(12,663,017)

Net unrealized appreciation	$3,109,593

37        OPPENHEIMER LIMITED-TERM BOND FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/13/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	1/13/2017